Provisions (Tables)	12 Months Ended
Jul. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of Change in Provisions

	Environmental and legal	Ferguson Insurance	Restructuring	Property provisions	Other provisions	Total
	$m	$m	$m	$m	$m	$m
At July 31, 2019	82	77	40	15	51	265
Adjustment on adoption of IFRS 16	—	—	(14)	14	(1)	(1)
On August 1, 2019	82	77	26	29	50	264
Utilized in the year	(4)	(20)	(27)	(1)	(4)	(56)
Changes in discount rate	6	—	—	1	—	7
(Credit)/charge for the year	(1)	18	22	1	(10)	30
Acquisition of businesses	2	—	—	—	—	2
Exchange rate adjustment	1	1	1	3	2	8
At July 31, 2020	86	76	22	33	38	255
Utilized in the year	(4)	(19)	(8)	(1)	(3)	(35)
Changes in discount rate	(5)	—	—	—	—	(5)
Charge/(credit) for the year	15	13	(1)	—	3	30
Reclassified as held for sale	(8)	—	(10)	(33)	(2)	(53)
Exchange rate adjustment	—	—	1	1	1	3
At July 31, 2021	84	70	4	—	37	195
Provisions have been analyzed between current and non-current as follows:

At July 31, 2021	Environmental and legal	Ferguson Insurance	Restructuring	Property provisions	Other provisions	Total
	$m	$m	$m	$m	$m	$m
Current	20	20	2	—	30	72
Non-current	64	50	2	—	7	123
Total provisions	84	70	4	—	37	195

At July 31, 2020	Environmental and legal	Ferguson Insurance	Restructuring	Property provisions	Other provisions	Total
	$m	$m	$m	$m	$m	$m
Current	10	5	10	8	20	53
Non-current	76	71	12	25	18	202
Total provisions	86	76	22	33	38	255